Net Revenue - Disaggregated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,108	$ 6,585	$ 4,851
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	445	357	4,228
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,663	6,228	623
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,627	6,204	4,440
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 481	$ 381	$ 411